LoCorr Dynamic Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS: 70.83%
Advertising: 0.17%
Publicis Groupe SA (b)	916	$45,048

Aerospace & Defense: 0.22%
Spirit AeroSystems Holdings, Inc.	710	58,390

Airlines: 6.44%
Air Canada - ADR (a)(b)	49,388	1,613,012
JetBlue Airways Corp. (a)	3,871	64,839
Mesa Air Group, Inc. (a)	6,343	42,784
		1,720,635
Apparel: 0.23%
Hermes International (b)	63	43,535
NIKE, Inc.	183	17,187
		60,722
Auto Manufacturers: 0.42%
Ferrari NV (b)	301	46,439
Peugeot SA (b)	2,665	66,460
		112,899
Auto Parts & Equipment: 1.06%
Allison Transmission Holdings, Inc.	1,543	72,598
American Axle & Manufacturing Holdings, Inc.	11,627	95,574
Nexteer Automotive Group Ltd. (b)	56,000	46,228
TS Tech Co. Ltd. (b)	2,245	68,103
		282,503
Banks: 2.43%
Banco Bilbao Vizcaya Argentaria SA (b)	9,436	49,166
Dah Sing Financial Holdings Ltd. (b)	12,000	44,401
DBS Group Holdings Ltd. (b)	2,500	45,219
Texas Capital Bancshares, Inc. (a)	6,603	360,854
Umpqua Holdings Corp.	3,359	55,289
UniCredit SpA (b)	4,219	49,756
United Overseas Bank Ltd. (b)	2,400	44,557
		649,242
Beverages: 0.43%
Cott Corp. (b)	9,286	115,796

Biotechnology: 0.59%
Biogen, Inc. (a)	221	51,454
Ionis Pharmaceuticals, Inc. (a)	709	42,476
Vertex Pharmaceuticals, Inc. (a)	379	64,210
		158,140
Building Materials: 0.68%
Builders FirstSource, Inc. (a)	2,271	46,726
Buzzi Unicem SpA (b)	3,347	48,447
Masco Corp.	1,230	51,266
Rockwool International A/S (b)	174	34,800
		181,239
Chemicals: 0.35%
Arkema SA (b)	69	6,432
NewMarket Corp.	96	45,321
Showa Denko KK (b)	1,600	41,803
		93,556
Coal: 0.02%
Warrior Met Coal, Inc.	329	6,422

Commercial Services: 0.92%
Amadeus IT Group SA (b)	887	63,537
Nihon M&A Center, Inc. (b)	1,500	42,174
ServiceMaster Global Holdings, Inc. (a)	1,307	73,061
United Rentals, Inc. (a)	526	65,561
		244,333
Computers: 0.34%
Lenovo Group Ltd. (b)	66,000	44,041
Otsuka Corp. (b)	400	15,926
Tenable Holdings, Inc. (a)	1,332	29,810
		89,777
Distribution & Wholesale: 0.61%
G-III Apparel Group Ltd. (a)	4,140	106,688
HD Supply Holdings, Inc. (a)	1,192	46,697
Resideo Technologies Inc. (a)	724	10,389
		163,774
Diversified Financial Services: 10.76%
Credit Acceptance Corp. (a)	3,013	1,389,927
Federal National Mortgage Association (a)	49,886	189,567
Magellan Financial Group Ltd. (b)	1,305	45,309
SEI Investments Co.	1,247	73,891
Singapore Exchange Ltd. (b)	7,300	44,735
Synchrony Financial	31,749	1,082,324
Zenkoku Hosho Co. Ltd. (b)	1,200	46,668
		2,872,421
Electric: 0.92%
Endesa SA (b)	1,735	45,651
Hawaiian Electric Industries, Inc.	140	6,385
IDACORP, Inc.	447	50,364
OGE Energy Corp.	1,672	75,875
Red Electrica Corp. SA (b)	3,299	67,007
		245,282
Electrical Components & Equipment: 0.34%
Johnson Electric Holdings Ltd. (b)	24,500	43,888
Signify NV (b)	1,702	46,804
		90,692
Electronics: 0.45%
Atkore International Group, Inc. (a)	1,510	45,829
Gentex Corp.	2,677	73,711
		119,540
Energy - Alternate Sources: 0.30%
First Solar, Inc. (a)	1,367	79,300

Engineering & Construction: 7.25%
Aena SME SA (b)	251	45,961
Eiffage SA (b)	438	45,410
Frontdoor, Inc. (a)	12,004	583,034
HOCHTIEF AG (b)	398	45,376
MasTec, Inc. (a)	18,708	1,214,711
		1,934,492
Entertainment: 2.75%
Marriott Vacations Worldwide Corp.	7,095	735,113

Food: 1.49%
Chocoladefabriken Lindt & Spruengli AG (b)	9	66,460
METRO (b)	2,862	45,170
Olam International Ltd. (b)	14,700	19,144
Simply Good Foods Co. (a)	1,543	44,731
Sprouts Farmers Market, Inc. (a)	2,090	40,421
Uni-President China Holdings Ltd. (b)	39,000	42,096
US Foods Holding Corp. (a)	1,787	73,446
Wesfarmers Ltd. (b)	2,488	66,835
		398,303
Gas: 0.18%
Enagas SA (b)	2,061	47,758

Hand & Machine Tools: 0.10%
Techtronic Industries Co. Ltd. (b)	4,000	27,840

Healthcare - Products: 1.30%
Cutera, Inc. (a)	1,495	43,699
Masimo Corp. (a)	311	46,273
Tandem Diabetes Care, Inc. (a)	454	26,777
Wright Medical Group NV (a)(b)	11,114	229,282
		346,031
Holding Companies - Diversified: 0.16%
Swire Pacific Ltd. (b)	30,000	43,865

Home Builders: 0.68%
Barratt Developments PLC (b)	4,674	37,240
Berkeley Group Holdings PLC (b)	966	49,636
NVR, Inc. (a)	13	48,325
Taylor Wimpey PLC (b)	22,742	45,159
		180,360
Home Furnishings: 0.34%
Howden Joinery Group PLC (b)	6,591	45,414
Rational AG (b)	62	44,466
		89,880
Household Products & Wares: 0.18%
Henkel AG & Co. KGaA (b)	519	47,518

Insurance: 2.46%
Allianz (b)	304	70,858
Assicurazioni Generali SpA (b)	2,497	48,390
Dai-ichi Life Holdings, Inc. (b)	4,700	70,810
Essent Group Ltd. (a)(b)	920	43,856
First American Financial Corp.	1,264	74,589
Hannover Rueck SE (b)	289	48,856
MGIC Investment Corp. (a)	3,651	45,930
MS&AD Insurance Group Holdings, Inc. (b)	1,300	42,081
National General Holdings Corp.	1,875	43,162
Phoenix Holdings Ltd. (a)(b)	7,419	47,059
Radian Group, Inc.	279	6,372
Talanx AG (b)	1,064	45,971
Tokio Marine Holdings, Inc. (b)	1,300	69,482
		657,416
Internet: 1.56%
Cars.com, Inc. (a)	9,018	80,981
EBAY, Inc.	1,230	47,945
F5 Networks, Inc. (a)	316	44,373
FireEye, Inc. (a)	11,270	150,342
Rightmove PLC (b)	6,788	45,954
Symantec Corp.	1,949	46,055
		415,650
Investment Companies: 0.27%
EXOR NV (b)	1,057	70,830

Iron & Steel: 0.37%
BlueScope Steel Ltd. (b)	6,767	54,854
Fortescue Metals Group Ltd. (b)	7,608	45,188
		100,042
Leisure Time: 0.17%
Brunswick Corp.	434	22,620
Callaway Golf Co.	1,224	23,758
		46,378
Lodging: 1.16%
Extended Stay America, Inc.	2,288	33,496
Melco International Development Ltd. (b)	21,000	49,943
NagaCorp Ltd. (b)	28,000	43,799
Wynn Resorts Ltd.	1,685	183,193
		310,431
Machinery - Construction & Mining: 0.02%
Epiroc AB (b)	573	6,211

Machinery - Diversified: 0.42%
Amada Holdings Co. Ltd. (b)	3,900	41,985
Atlas Copco AB (b)	2,633	71,361
		113,346
Media: 2.31%
DISH Network Corp. (a)	15,328	522,225
ProSiebenSat.1 Media SE (b)	3,573	49,225
RTL Group SA (b)	934	44,915
		616,365
Mining: 0.23%
Rio Tinto Ltd. (b)	782	48,912
Rio Tinto PLC (b)	255	13,197
		62,109
Miscellaneous Manufacturing: 0.16%
Glory Ltd. (b)	1,500	42,035

Oil & Gas: 1.52%
Apache Corp.	7,231	185,114
Devon Energy Corp.	2,106	50,670
Equinor ASA (b)	2,240	42,608
HollyFrontier Corp.	1,433	76,866
Suncor Energy, Inc. (a)(b)	1,572	49,586
		404,844
Packaging & Containers: 2.36%
Berry Global Group, Inc. (a)	987	38,759
Graphic Packaging Holding Co.	36,972	545,337
Silgan Holdings, Inc.	1,545	46,404
		630,500
Pharmaceuticals: 0.69%
Eisai Co. Ltd. (b)	900	45,706
Roche Holding AG (b)	163	47,166
Sumitomo Dainippon Pharma Co. Ltd. (b)	2,800	45,965
UCB SA (b)	617	44,789
		183,626
Private Equity: 0.18%
3i Group PLC (b)	3,313	47,517

Real Estate: 0.35%
Amot Investments Ltd. (b)	6,334	46,882
RMR Group, Inc.	1,010	45,935
		92,817
Retail: 6.08%
Advance Auto Parts, Inc.	2,838	469,405
Bloomin' Brands, Inc.	2,232	42,252
Cafe de Coral Holdings Ltd. (b)	4,000	10,717
Foot Locker, Inc.	8,708	375,837
Goldwin, Inc. (b)	600	51,385
K's Holdings Corp. (b)	4,100	44,593
Ross Stores, Inc.	691	75,906
Sugi Holdings Co. Ltd. (b)	900	48,694
Sundrug Co. Ltd. (b)	1,500	47,168
Urban Outfitters, Inc. (a)	16,280	457,305
		1,623,262
Semiconductors: 0.93%
Advantest Corp. (b)	1,600	70,659
Micron Technology, Inc. (a)	1,514	64,875
NXP Semiconductors NV (b)	683	74,529
Tower Semiconductor Ltd. (a)(b)	1,933	38,084
		248,147
Software: 3.38%
Activision Blizzard, Inc.	1,033	54,666
Altium Ltd. (b)	288	6,483
Aspen Technology, Inc. (a)	357	43,939
Cadence Design System, Inc. (a)	1,008	66,609
Capcom Co. Ltd. (b)	1,700	45,014
Electronic Arts, Inc. (a)	488	47,736
Intuit, Inc.	55	14,627
Take-Two Interactive Software, Inc. (a)	4,439	556,384
Verra Mobility Corp. (a)	4,683	67,201
		902,659
Telecommunications: 3.82%
Ciena Corp. (a)	1,137	44,605
Intelsat SA (a)(b)	25,577	583,156
KDDI Corp. (b)	1,700	44,416
Nippon Telegraph & Telephone Corp. (b)	500	23,843
SES SA (b)	12,364	225,389
Telekom Austria AG (b)	3,905	28,389
Telenor ASA (b)	3,504	70,310
		1,020,108
Transportation: 0.28%
Hapag-Lloyd AG (b)	84	6,043
Sankyu, Inc. (b)	900	46,696
Tidewater Inc. (a)	1,459	22,045
		74,784
TOTAL COMMON STOCKS (Cost $16,440,768)		18,909,948

REAL ESTATE INVESTMENT TRUSTS: 1.50%
Apartment Investment & Management Co.	1,342	69,972
Apple Hospitality REIT, Inc.	2,923	48,463
Douglas Emmett, Inc.	1,736	74,353
Equity LifeStyle Properties, Inc.	183	24,449
Host Hotels & Resorts, Inc.	2,731	47,219
Mapletree North Asia Commercial Trust (b)	6,800	6,494
RLJ Lodging Trust	4,959	84,254
Sunstone Hotel Investors, Inc.	3,334	45,809
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $373,635)		401,013

SHORT TERM INVESTMENT: 19.16%
MONEY MARKET FUND: 19.16%
STIT-Government & Agency Portfolio, Institutional Class, 1.83% (c)	5,115,395	5,115,395
TOTAL MONEY MARKET FUND (Cost $5,115,395)		5,115,395
TOTAL SHORT TERM INVESTMENT (Cost $5,115,395)		5,115,395

TOTAL INVESTMENTS (Cost $21,929,798): 91.49%		24,426,356
Other Assets in Excess of Liabilities: 8.51% (d)		2,270,793
TOTAL NET ASSETS: 100.00%		$26,697,149

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
(d)	Includes assets pledged as collateral for securities sold short and derivative instruments.

ADR	American Depositary Receipt
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
September 30, 2019 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANY: (0.15)%
Medallion Financial Corp.	(6,326)	$(40,486)
TOTAL BUSINESS DEVELOPMENT COMPANY (Proceeds $36,416)		(40,486)

COMMON STOCKS: (28.76)%
Aerospace & Defense: (0.42)%
Boeing Co.	(47)	(17,882)
Rolls-Royce Holdings PLC (a)(b)	(4,299)	(41,885)
Saab AB (b)	(222)	(6,373)
TransDigm Group, Inc. (a)	(86)	(44,778)
		(110,918)
Agriculture: (0.16)%
Archer-Daniels-Midland Co.	(1,039)	(42,672)

Apparel: (0.44)%
ASICS Corp. (b)	(3,200)	(54,603)
Canada Goose Holdings, Inc. (a)(b)	(1,439)	(63,273)
		(117,876)
Auto Manufacturers: (0.66)%
Daimler AG (b)	(901)	(44,801)
PACCAR, Inc.	(1,260)	(88,213)
Tesla Motors, Inc. (a)	(183)	(44,079)
		(177,093)
Auto Parts & Equipment: (0.29)%
Motorcar Parts of America, Inc. (a)	(2,360)	(39,884)
NHK Spring Co. Ltd. (b)	(5,000)	(38,104)
		(77,988)
Banks: (0.61)%
CYBG PLC (b)	(27,371)	(38,668)
Goldman Sachs Group, Inc.	(210)	(43,518)
Nordea Bank ABP (b)	(5,623)	(39,850)
UBS Group (b)	(3,482)	(39,528)
		(161,564)
Beverages: (0.13)%
Coca-Cola Bottlers Japan Holdings, Inc. (b)	(1,600)	(35,870)

Biotechnology: (0.47)%
Bluebird Bio, Inc. (a)	(396)	(36,361)
Nektar Therapeutics (a)	(2,302)	(41,931)
Sage Therapeutics, Inc. (a)	(334)	(46,857)
		(125,149)
Building Materials: (0.32)%
Armstrong World Industries, Inc.	(878)	(84,903)

Chemicals: (0.89)%
Albemarle Corp.	(677)	(47,065)
Clariant AG (b)	(1,938)	(37,729)
International Flavors & Fragrances, Inc.	(955)	(117,169)
OCI Co. Ltd. (a)(b)	(1,481)	(34,964)
		(236,927)
Commercial Services: (0.97)%
2U, Inc. (a)	(2,438)	(39,691)
Atlantia SpA (b)	(1,637)	(39,593)
Career Education Corporation (a)	(523)	(8,310)
Macquarie Infrastructure Corp.	(960)	(37,891)
Robert Half International, Inc.	(1,490)	(82,933)
Service Corp International, Inc.	(909)	(43,459)
Strategic Education, Inc.	(60)	(8,153)
		(260,030)
Distribution & Wholesale: (0.33)%
Watsco, Inc.	(523)	(88,481)

Diversified Financial Services: (1.60)%
Daiwa Securities Group, Inc. (b)	(8,200)	(36,508)
GAIN Capital Holdings, Inc.	(7,255)	(38,306)
Haitong International Securities Group Ltd. (b)	(139,000)	(39,371)
Interactive Brokers Group, Inc.	(989)	(53,188)
LendingTree, Inc. (a)	(128)	(39,735)
Nomura Holdings, Inc. (b)	(13,800)	(58,442)
Orient Corp. (b)	(35,000)	(46,936)
Quilter PLC (b)	(23,052)	(38,646)
St James's Place PLC (b)	(3,467)	(41,750)
Virtu Financial, Inc.	(2,168)	(35,468)
		(428,350)
Electric: (0.62)%
Dominion Energy, Inc.	(525)	(42,546)
Edison International	(531)	(40,048)
RWE (b)	(1,267)	(39,620)
SSE PLC (b)	(2,751)	(42,129)
		(164,343)
Electrical Components & Equipment: (0.81)%
Energizer Holdings, Inc.	(1,092)	(47,589)
Generac Holdings, Inc. (a)	(1,540)	(120,644)
Prysmian SpA (b)	(2,217)	(47,604)
		(215,837)
Electronics: (0.61)%
ABB Ltd. (b)	(2,001)	(39,316)
Applied Optoelectronics, Inc. (a)	(3,542)	(39,741)
Hirose Electric Co. Ltd. (b)	(300)	(36,735)
Renishaw PLC (b)	(141)	(6,352)
SCREEN Holdings Co Ltd. (b)	(700)	(41,239)
		(163,383)
Engineering & Construction: (1.33)%
Boskalis Westminster (b)	(2,151)	(44,874)
Cellnex Telecom SA (b)	(1,129)	(46,638)
COMSYS Holdings Corp. (b)	(1,500)	(42,451)
Ferrovial SA (b)	(1,600)	(46,231)
Fluor Corp.	(2,382)	(45,568)
JGC Corp. (b)	(3,600)	(47,046)
Keppel Corp Ltd. (b)	(8,800)	(37,756)
SNC-Lavalin Group, Inc. (a)(b)	(3,217)	(45,310)
		(355,874)
Entertainment: (0.02)%
Cinemark Holdings, Inc.	(167)	(6,453)

Environmental Control: (0.17)%
Stericycle, Inc. (a)	(892)	(45,430)

Food: (1.15)%
Dairy Farm International Holdings Ltd. (b)	(5,700)	(35,910)
Fuji Oil Holdings, Inc. (b)	(1,100)	(31,843)
Kraft Heinz Co.	(1,556)	(43,467)
Mowi (b)	(1,696)	(39,130)
Nissin Foods Holdings Co. Ltd. (b)	(400)	(28,855)
Ocado Group PLC (a)(b)	(2,756)	(44,815)
Shufersal Ltd. (b)	(5,855)	(42,680)
Takeaway.com NV (a)(b)	(488)	(38,935)
		(305,635)
Forest Products & Paper: (0.15)%
Nippon Paper Industries Co. Ltd. (b)	(2,400)	(39,044)

Gas: (0.03)%
Centrica PLC (b)	(7,615)	(6,904)

Hand & Machine Tools: (0.17)%
Colfax Corp. (a)	(1,555)	(45,188)

Healthcare - Products: (0.73)%
Align Technology, Inc. (a)	(392)	(70,921)
iRhythm Technologies, Inc. (a)	(1,133)	(83,967)
Nipro Corp. (b)	(3,600)	(40,387)
		(195,275)
Home Furnishings: (0.17)%
iRobot Corp. (a)	(729)	(44,957)

Household Products & Wares: (0.45)%
Avery Dennison Corp.	(719)	(81,657)
Clorox Co.	(253)	(38,423)
		(120,080)
Insurance: (1.02)%
Ambac Financial Group, Inc. (a)	(2,059)	(40,253)
American International Group, Inc.	(1,062)	(59,153)
Hiscox Ltd. (b)	(2,045)	(41,739)
MBIA, Inc. (a)	(4,251)	(39,237)
Phoenix Group Holdings PLC (b)	(4,732)	(40,221)
White Mountains Insurance Group Ltd. (b)	(48)	(51,840)
		(272,443)
Internet: (1.52)%
CyberAgent, Inc. (b)	(1,300)	(49,896)
Delivery Hero SE (a)(b)	(1,182)	(52,512)
Etsy, Inc. (a)	(1,314)	(74,241)
GrubHub, Inc. (a)	(600)	(33,726)
LINE Corp. (b)(a)	(1,200)	(42,895)
Lyft, Inc. (a)	(940)	(38,390)
Roku, Inc. (a)	(379)	(38,567)
Wayfair, Inc. (a)	(358)	(40,139)
Zillow Group, Inc. Class A (a)	(249)	(7,357)
Zillow Group, Inc. Class C (a)	(942)	(28,090)
		(405,813)
Investment Companies: (0.52)%
Aker ASA (b)	(806)	(42,880)
Kinnevik AB (b)	(1,526)	(40,134)
Melrose Industries PLC (b)	(22,003)	(54,540)
		(137,554)
Iron & Steel: (0.35)%
Thyssenkrupp AG (b)	(3,529)	(48,869)
United States Steel Corp.	(3,766)	(43,497)
		(92,366)
Lodging: (0.31)%
MGM China Holdings Ltd. (b)	(24,400)	(38,043)
Wyndham Hotels & Resorts, Inc.	(873)	(45,169)
		(83,212)
Machinery - Construction & Mining: (0.16)%
Caterpillar, Inc.	(340)	(42,945)

Machinery - Diversified: (1.88)%
Briggs & Stratton Corp.	(6,771)	(41,032)
Deere & Co.	(1,142)	(192,633)
Graco, Inc.	(2,238)	(103,038)
Lindsay Corp.	(393)	(36,490)
Wabtec Corp.	(761)	(54,685)
Weir Group PLC (b)	(2,396)	(41,995)
Yaskawa Electric Corp. (b)	(900)	(33,003)
		(502,876)
Media: (0.14)%
Walt Disney Co.	(288)	(37,532)

Metal Fabricate & Hardware: (0.17)%
NTN Corp. (b)	(16,000)	(45,873)

Mining: (0.28)%
Freeport-McMoRan, Inc.	(3,824)	(36,596)
Norsk Hydro ASA (b)	(11,134)	(39,163)
		(75,759)
Miscellaneous Manufacturing: (0.65)%
Axon Enterprise, Inc. (a)	(1,719)	(97,605)
Toshiba Corp. (b)	(1,200)	(36,624)
Trinity Industries, Inc.	(2,037)	(40,088)
		(174,317)
Oil & Gas: (0.27)%
Concho Resources, Inc.	(562)	(38,160)
Diamondback Energy, Inc.	(385)	(34,615)
		(72,775)
Pharmaceuticals: (0.98)%
Agios Pharmaceuticals, Inc. (a)	(1,107)	(35,867)
AstraZeneca PLC (b)	(436)	(38,925)
CVS Health Corp.	(715)	(45,095)
Galapagos NV (a)(b)	(179)	(27,275)
Sarepta Therapeutics, Inc. (a)	(506)	(38,112)
Takeda Pharmaceutical Co. Ltd. (b)	(1,100)	(37,540)
Vifor Pharma AG (b)	(245)	(39,142)
		(261,956)
Pipelines: (0.18)%
Targa Resources Corp.	(1,199)	(48,164)

Private Equity: (0.07)%
Eurazeo (b)	(248)	(18,449)

Real Estate: (0.83)%
Mitsui Fudosan Co. Ltd. (b)	(300)	(7,433)
Relo Group, Inc. (b)	(1,600)	(39,184)
Sun Hung Kai Properties Ltd. (b)	(2,500)	(35,980)
Tokyu Fudosan Holdings Corp. (b)	(9,500)	(60,536)
Vonovia SE (b)	(803)	(40,742)
Wharf Holdings Ltd. (b)	(17,000)	(37,090)
		(220,965)
Retail: (2.01)%
Boot Barn Holdings, Inc. (a)	(552)	(19,265)
CarMax, Inc. (a)	(1,250)	(110,000)
Carvana Co. (a)	(651)	(42,966)
Gaia, Inc. (a)	(5,803)	(37,923)
Marui Group Co. Ltd. (b)	(1,700)	(35,879)
Regis Corp.	(6,051)	(122,351)
Shimamura Co. Ltd. (b)	(500)	(39,584)
Swatch Group AG (b)	(146)	(38,751)
Walmart, Inc.	(750)	(89,010)
		(535,729)
Savings & Loans: (0.15)%
Banc Of California, Inc.	(2,838)	(40,129)

Semiconductors: (0.72)%
Inphi Corp. (a)	(356)	(21,734)
Lam Research Corp	(187)	(43,218)
Qorvo, Inc. (a)	(573)	(42,482)
Skyworks Solutions, Inc.	(797)	(63,162)
Teradyne, Inc.	(370)	(21,427)
		(192,023)
Software: (0.33)%
Coupa Software, Inc. (a)	(41)	(5,312)
DocuSign, Inc. (a)	(192)	(11,889)
Domo, Inc. (a)	(2,353)	(37,601)
Twilio, Inc. (a)	(294)	(32,328)
		(87,130)
Telecommunications: (1.44)%
AT&T, Inc.	(2,290)	(86,654)
Bezeq The Israeli Telecommunication Corp Ltd. (b)	(67,076)	(44,418)
CommScope Holding Co., Inc. (a)	(4,016)	(47,228)
Ubiquiti, Inc. (a)	(337)	(39,854)
Verizon Communications, Inc.	(1,423)	(85,892)
ViaSat, Inc. (a)	(509)	(38,338)
Vodafone Group PLC (b)	(21,546)	(42,917)
		(385,301)
Toys, Games & Hobbies: (0.32)%
Mattel, Inc.	(4,232)	(48,202)
Sanrio Co. Ltd. (b)	(2,000)	(38,492)
		(86,694)
Transportation: (0.76)%
Kawasaki Kisen Kaisha Ltd. (b)	(3,600)	(41,852)
Kirby Corp. (a)	(674)	(55,376)
Nippon Yusen KK (b)	(3,400)	(56,758)
Nishi-Nippon Railroad Co., Ltd. (b)	(2,200)	(48,263)
		(202,249)
TOTAL COMMON STOCKS (Proceeds $7,708,733)		(7,678,478)

EXCHANGE TRADED FUNDS: (1.94)%
iShares Russell 2000	(1,706)	(258,186)
SPDR S&P500 Trust	(874)	(259,377)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $516,148)		(517,563)

REAL ESTATE INVESTMENT TRUSTS: (1.86)%
AGNC Investment Corp.	(2,581)	(41,528)
Alexandria Real Estate Equities, Inc.	(277)	(42,669)
Annaly Capital Management, Inc.	(4,624)	(40,691)
Arlington Asset Investment Corp.	(7,161)	(39,314)
Cherry Hill Mortgage Investment Corp.	(1,748)	(22,899)
Chimera Investment Corp.	(2,078)	(40,646)
Derwent London PLC (b)	(976)	(40,441)
Digital Realty Trust, Inc.	(468)	(60,752)
New Residential Investment Corp.	(2,799)	(43,888)
Realty Income Corp.	(527)	(40,410)
Two Harbors Investment Corp.	(3,018)	(39,626)
W.P. CAREY, Inc.	(476)	(42,602)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $484,816)		(495,466)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,746,113): (32.76)%		$(8,731,993)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

PLC Public Liability Company

LoCorr Dynamic Equity Fund
Schedule of Open Futures Contract
September 30, 2019 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contract:
MSCI World Index	68	Dec-19	$4,349,280	$4,399,221	$-	$(49,941)
Total Purchase Contract					-	(49,941)
Total Futures Contract					$-	$(49,941)
Net Unrealized Depreciation						$(49,941)

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a "Fund" and collectively the "Funds") follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of September 30, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$18,909,948	$-	$-	$18,909,948
Real Estate Investment Trusts	401,013	-	-	401,013
Short Term Investment	5,115,395	-	-	5,115,395
Total Investments	$24,426,356	$-	$-	$24,426,356

Securities Sold Short
Business Development Company	$(40,486)	$-	$-	$(40,486)
Common Stocks	(7,678,478)	-	-	(7,678,478)
Exchange Traded Funds	(517,563)	-	-	(517,563)
Real Estate Investment Trusts	(495,466)	-	-	(495,466)
Total Securities Sold Short	$(8,731,993)	$-	$-	$(8,731,993)

Other Financial Instruments*
Futures Contracts
Long	$(49,941)	$-	$-	$(49,941)
Short	-	-	-	-
Total Futures Contracts	$(49,941)	$-	$-	$(49,941)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

*The fair value of the Fund’s other financial instruments represent the net unrealized depreciation at September 30, 2019.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.